Investments in Associates - Summary of Significant Investments in Associates (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Apr. 30, 2022	Oct. 31, 2021	Jul. 31, 2022
Canadian tires financial services business [member]
Disclosure of associates [line items]
Country of incorporation			Canada
Nature of business			Financial Services
Ownership percentage			20.00%
Date of financial statements			Jun. 30, 2022
Carrying value	$ 546	$ 549	$ 562
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Country of incorporation			China
Nature of business			Banking
Ownership percentage	18.11%	17.99%	18.11%
Date of financial statements			Jun. 30, 2022
Carrying value	$ 1,033	$ 968	$ 1,005
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Country of incorporation			Curacao
Nature of business			Banking
Ownership percentage			48.10%
Date of financial statements			Jun. 30, 2022
Carrying value	$ 402	$ 366	$ 404